UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                            Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000


Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Schwartz Investment Counsel, Inc.
                 ---------------------------------------------------------
Address:          3707 W. Maple Rd.
                 ---------------------------------------------------------
                  Bloomfield Hills, MI 48301
                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number:  28-5434
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George P. Schwartz
           ----------------------------------------------------------------
Title:     President
           ---------------------------------------------------------------------
Phone:     248-644-8500
           ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ George P. Schwartz                    Bloomfield Hills, MI       08-04-00
----------------------------------------  ---------------------      -------
 [Signature]                                      [City, State]      [Date]





Report type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[  ]   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                     Name

28-
     -----------------------------      --------------------------------------
      [Repeat as necessary.]

                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------------------------

Form 13F Information Table Entry Total:     137
                                            -------------------------

Form 13F Information Table Value Total:     $111,096
                                            -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




                               Form 13F INFORMATIONAL TABLE

    Item 1:                 Item 2:  Item 3:  Item 4:     Item 5:       Item 6: Item 7:    Item 8:
-----------------------     ------   ------  -------  ---------------  -------- ------ ------------------
                            TITLE             VALUE   Shrs    Sh/ Put/  Invest  Other  Voting Authority
NAME OF ISSUER             OF CLASS  CUSIP  (X$1000) or Prn  PRN Call   Disc    MGRS   Sole   Shared  None
---------------------       ------   ------  -------  ------ --- ----  -------- ------ ----- ------  -----
Telos Corporation,
  12% Cumulative Exch Pfd.    pref 87969B200  158      35000  SH        SOLE           35000
AES Corporation                com 00130H105 2212      48492  SH        SOLE                  48492
AT&T Corp. Liberty Media
  Group CL A                   com 001957208 1310      54000  SH        SOLE                  54000
Ace Limited                    com G0070K103 1344      48000  SH        SOLE           17500  30500
America Service Group Inc.     com 02364L109 2189     106800  SH        SOLE           98800   8000
Automatic Data Processing,Inc. com 053015103  686      12800  SH        SOLE            9300   3500
Banta Corporation              com 066821109  414      21850  SH        SOLE           15750   6100
Barra, Inc.                    com 068313105  297       6000  SH        SOLE            6000
Bell South Corp.               com 079860102  726      17040  SH        SOLE           10440   6600
Berkshire Hathaway CLB         com 084670207  568        323  SH        SOLE             198    125
Cable Design Technologies      com 126924109  345      10300  SH        SOLE           10300
Cendant Corporation            com 151313103  498      35562  SH        SOLE                  35562
Charming Shoppes, Inc.         com 161133103  145      28400  SH        SOLE           28400
Central Securities Co.         com 155123102 1388      39100  SH        SOLE           35100   4000
Champion Enterprises           com 158496109 1462     299800  SH        SOLE          289800  10000
Charter One Financial          com 160903100  290      12600  SH        SOLE           12600
Citigroup Inc.                 com 172967101 1611      26740  SH        SOLE            1248  25492
Colgate Palmolive              com 194162103  383       6400  SH        SOLE                   6400
Comcast Corp. CL A             com 200300200  810      20000  SH        SOLE                  20000
Comerica Inc.                  com 200340107  736      16400  SH        SOLE           13900   2500
Compuware Corporation          com 205638109 5898     568500  SH        SOLE          558300  10200
Concord EFS, Inc.              com 206189102  325      12500  SH        SOLE           12500
Convergys Corporation          com 212485106  597      11500  SH        SOLE           11500
Corning Incorporated           com 219350105 2053       7609  SH        SOLE                   7609
Countrywide Credit
  Industries, Inc.             com 222372104 2937      96900  SH        SOLE           89500   7400
Craftmade International,Inc.   com 22413E104  675     100000  SH        SOLE          100000
Data Research Associates,Inc.  com 237853106 2179     277200  SH        SOLE          274200   3000
DeVRY Inc.                     com 251893103  275      10400  SH        SOLE           10400
Deere and Company              com 244199105  540      14601  SH        SOLE            9701   4900
Eaton Corporation              com 278058102 1307      19500  SH        SOLE           10300   9200
Elan Corp. PLC                 com 284131208  839      17326  SH        SOLE                  17326
Emerson Electric Co.           com 291011104  248       4100  SH        SOLE            2100   2000
Exxon Mobil Corporation        com 302290101  215       2740  SH        SOLE             100   2640
Fannie Mae                     com 313586109  877      16800  SH        SOLE                  16800
First Data Corporation         com 319963104  417       8402  SH        SOLE             402   8000
First Tennessee National Corp. com 337162101  174      10500  SH        SOLE                  10500
Fleetwood Enterprises Inc.     com 339099103  143      10000  SH        SOLE           10000
Forest Oil Corporation         com 346091606 1592      99900  SH        SOLE           99900
Fortune Brands Inc.            com 349631101  484      21000  SH        SOLE           21000
Freddie Mac                    com 313400301  389       9600  SH        SOLE            7300   2300
Gardner Denver, Inc.           com 365558105  179      10000  SH        SOLE           10000
General Communication Inc CL A com 369385109   77      15000  SH        SOLE                  15000
General Dynamics               com 369550108  272       5200  SH        SOLE            4000   1200
General Electric Co.           com 369604103  652      12300  SH        SOLE           12300
Genuine Parts Company          com 372460105  229      11450  SH        SOLE            9380   2070
Golden Star Resources Ltd.     com 38119t104   24      26000  SH        SOLE           26000
Great Lakes Chemical           com 390568103  554      17600  SH        SOLE           12200   5400
Greif Bros. Corporation -
  Class A                      com 397624107  246       8000  SH        SOLE            8000
Griffon Corporation            com 398433102  428      77000  SH        SOLE           77000
H & R Block, Inc.              com 093671105  440      13600  SH        SOLE            9700   3900
HMI Industries Inc.            com 404238107   66      50000  SH        SOLE           50000
Harris Corporation             com 413875105  878      26800  SH        SOLE           11400  15400
Health Care Property           com 421915109  629      23100  SH        SOLE           14500   8600
Helen of Troy Limited          com G4388N106  112      20000  SH        SOLE           20000
Host Marriott Corp.            com 44107P104  141      15000  SH        SOLE           15000
Huntington Bancshares Inc.     com 446150104  334      21120  SH        SOLE            6600  14520
I. Gordon Corporation          com 382784106  147      16499  SH        SOLE           16499
IMPATH Inc.                    com 45255g101  488       9000  SH        SOLE            9000
Inco Limited - Class VBN       com 453258709  595     136100  SH        SOLE          136100
Input/Output, Inc.             com 457652105 4112     487300  SH        SOLE          463300  24000
Johnson & Johnson              com 478160104  306       3000  SH        SOLE                   3000
Jones Apparel Group Inc.       com 480074103  230       9800  SH        SOLE            9800
K-Swiss Inc. - Class A         com 482686102  719      45100  SH        SOLE           40100   5000
Kaydon Corporation             com 486587108 1000      47600  SH        SOLE           42600   5000
Kerr-McGee Corporation         com 492386107  950      16119  SH        SOLE            8119   8000
KeyCorp                        com 493267108  220      12500  SH        SOLE           12500
Kronos, Inc.                   com 501052104  260      10000  SH        SOLE           10000
La-Z-Boy Incorporated          com 505336107  210      15000  SH        SOLE           15000
Leucadia National Corporation  com 527288104  522      22900  SH        SOLE           16900   6000
Littelfuse, Inc.               com 537008104 1470      30000  SH        SOLE           22500   7500
Litton Industries, Inc.        com 538021106  802      19100  SH        SOLE            9500   9600
LoJack Corporation             com 539451104  278      40000  SH        SOLE           40000
MBIA Inc.                      com 55262C100  255       5300  SH        SOLE            3300   2000
MCN Energy Group, Inc.         com 55267J100  497      23250  SH        SOLE           19250   4000
MCSi Inc.                      com 593261100  259      10000  SH        SOLE           10000
Malan Realty Investors, Inc.   com 561063108 7044     505400  SH        SOLE          487400  18000
Maritrans Inc.                 com 570363101  303      50000  SH        SOLE           50000
Masco Corp.                    com 574599106  479      26500  SH        SOLE           26500
Merck & Co., Inc.              com 589331107  230       3000  SH        SOLE                   3000
Molex Inc. Class A             com 608554200  671      19163  SH        SOLE                  19163
NCR Corporation                com 62886E108  960      24650  SH        SOLE           24650
Nabors Industries Inc.         com 629568106  661      15900  SH        SOLE                  15900
National  City Corporation     com 635405103  348      20376  SH        SOLE             936  19440
National Data Corporation      com 629305103  545      23700  SH        SOLE           21200   2500
Nautica Enterprises, Inc.      com 639089101  307      28700  SH        SOLE           28700
Newmont Mining Corporation     com 651639106  374      17300  SH        SOLE           17300
Nobel Learning
  Communities, Inc.            com 654889104  158      20000  SH        SOLE           20000
NOVA Corporation               com 669784100  316      11300  SH        SOLE           11300
Oglebay Norton Company         com 677007106  638      25000  SH        SOLE           25000
Ottawa Financial Corporation   com 689389104 6148     361645  SH        SOLE          339755  21890
PICO Holdings, Inc.            com 693366205  844      60000  SH        SOLE           60000
Pactiv Corporation             com 695257105  165      21000  SH        SOLE           18000   3000
Pall Corporation               com 696429307  673      36400  SH        SOLE           22800  13600
Patterson Energy, Inc.         com 703414102  228       8000  SH        SOLE            8000
Perceptron, Inc.               com 71361F100  509     149500  SH        SOLE          149500
Pharmacia Inc.                 com 71713U102  413       7984  SH        SOLE            7632    352
Providence and Worcester
  Railroad Company             com 743737108  191      25000  SH        SOLE           25000
Queensway Financial
  Holdings Limited             com 747931103   69      40000  SH        SOLE           40000
RSA Security Inc.              com 749719100  668       9650  SH        SOLE            8150   1500
Rainbow Technologies, Inc.     com 750862104 1143      23500  SH        SOLE           23500
Ross Stores, Inc.              com 778296103  742      43500  SH        SOLE           41000   2500
Royal Dutch Pete Co. NY Reg
  Sh Par Gldr 1.25             com 780257804  246       4000  SH        SOLE                   4000
Royce Focus Trust              com 78080N108  662     135000  SH        SOLE          135000
Royce Micro-Cap Trust, Inc.    com 780915104  175      17435  SH        SOLE           17435
SBC Communications Inc.        com 78387G103  302       6974  SH        SOLE            5922   1052
SPSS Inc.                      com 78462K102 4144     142300  SH        SOLE          138300   4000
STERIS Corporation             com 859152100 2190     246800  SH        SOLE          243800   3000
Santa Fe Snyder Corporation    com 802012104  592      52000  SH        SOLE           43000   9000
Schuler Homes, Inc.            com 808188106   92      15000  SH        SOLE           15000
Scottish Pwr Plc Spon ADR
  3rd Installment              com 81013t705  270       8060  SH        SOLE                   8060
Servicemaster Inc.             com 81760n109  171      15000  SH        SOLE           15000
Sevenson Environmental
  Services, Inc.               com 818063109  550      50000  SH        SOLE           50000
Simon Property Group, Inc.     com 828806109  599      27000  SH        SOLE           18000   9000
Smithkline Beecham ADR         com 832378301  261       4000  SH        SOLE                   4000
Snap-on Incorporated           com 833034101  676      25400  SH        SOLE           25400
Strayer Education, Inc.        com 863236105  250      10400  SH        SOLE           10400
Stryker Corp.                  com 863667101  368       8400  SH        SOLE            2400   6000
TECO Energy, Inc.              com 872375100  207      10320  SH        SOLE           10320
TJX Companies, Inc.            com 872540109  188      10000  SH        SOLE           10000
Target Corp.                   com 87612e106 7942     136930  SH        SOLE            7514 129416
Teleflex Inc.                  com 879369106 1006      28150  SH        SOLE            9750  18400
Tenet Healthcare Corp.         com 88033G100  313      11600  SH        SOLE           11600
Texas Instruments Inc.         com 882508104  275       4000  SH        SOLE                   4000
The Good Guys, Inc.            com 382091106   36      10000  SH        SOLE           10000
The Morgan Group, Inc.
  - Class A                    com 617358106  792     134800  SH        SOLE          134800
Theragenics Corporation        com 883375107   86      10000  SH        SOLE           10000
Thomas Nelson Inc.             com 640376109 1169     136500  SH        SOLE          136500
Toll Brothers Inc.             com 889478103  437      21300  SH        SOLE           18300   3000
USX-Marathon Group             com 902905827  326      13000  SH        SOLE           13000
Unico American Corporation     com 904607108 1161     193500  SH        SOLE          193500
Universal Electronics Inc.     com 913483103  540      22000  SH        SOLE           22000
Universal Foods Corp.          com 913538104  323      17459  SH        SOLE            4659  12800
Vectren Corporation            com 92240G101  231      13401  SH        SOLE           13401
Velcro Industries N.V.         com 922571104  550      50000  SH        SOLE           50000
Weyco Group, Inc.              com 962149100  446      17500  SH        SOLE           17500
Willamette Industries Inc.     com 969133107  244       8940  SH        SOLE            1440   7500
X-Rite, Incorporated           com 983857103  137      15000  SH        SOLE           15000
